UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30*

Date of reporting period: February 28, 2018

*	This Form N-Q pertains only to the following series of the Registrant: MFS Global Bond Fund. Each remaining series of the Registrant has a fiscal year end other than November 30th.

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
February 28, 2018
MFS®  Global Bond Fund

Portfolio of Investments
2/28/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 96.1%
Aerospace – 0.3%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027 (n)		$520,000	$ 503,651
Leonardo S.p.A., 1.5%, 6/07/2024	EUR	1,000,000	1,188,406
			$ 1,692,057
Airlines – 0.1%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	750,000	$ 932,239
Apparel Manufacturers – 0.2%
Coach, Inc., 4.125%, 7/15/2027		$1,326,000	$ 1,296,667
Asset-Backed & Securitized – 5.6%
Atrium CDO Corp., 2011-A, “BR”, FLR, 3.244% (LIBOR-3mo. + 1.5%), 10/23/2025 (n)		$2,500,000	$ 2,501,542
Cent CLO LP, 2014-21A, “A2AR”, FLR, 3.46% (LIBOR-3mo. + 1.7%), 7/27/2026 (n)		1,511,103	1,518,514
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 2.738% (LIBOR-1mo. + 1.15%), 3/15/2028 (n)		1,272,689	1,277,433
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 2.588% (LIBOR-1mo. + 1%), 6/15/2028 (z)		1,104,232	1,107,872
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048		3,104,000	3,053,059
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048		2,500,000	2,470,672
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		2,234,604	2,265,012
Dryden Senior Loan Fund, 2014-34A, “BR”, FLR, 3.272% (LIBOR-3mo. + 1.55%), 10/15/2026 (n)		638,000	638,110
Flatiron CLO Ltd., 2013-1A, “A2R”, FLR, 3.381% (LIBOR-3mo. + 1.65%), 1/17/2026 (n)		2,503,042	2,510,716
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)		3,503,000	3,491,964
HarbourView CLO VII, Ltd., “B1R”, FLR, 3.522% (LIBOR-3mo. + 1.65%), 11/18/2026 (n)		2,559,988	2,559,860
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		3,108,537	3,124,008
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, 6.04%, 6/15/2049		772,551	783,262
Loomis, Sayles & Co., CLO, “A1”, FLR, 3.252% (LIBOR-3mo. + 1.53%), 10/15/2027 (n)		3,473,850	3,501,994
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048		691,382	685,629
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 3.384% (LIBOR-3mo. + 1.4%), 1/25/2031 (z)		3,084,000	3,084,000
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		1,532,563	1,505,436
			$ 36,079,083
Automotive – 1.9%
Ferrari N.V., 1.5%, 3/16/2023	EUR	1,400,000	$ 1,742,399
General Motors Co., 5.2%, 4/01/2045		$1,208,000	1,191,577
General Motors Financial Co., Inc., 3.1%, 1/15/2019		893,000	895,377
General Motors Financial Co., Inc., 3.45%, 4/10/2022		758,000	753,023
General Motors Financial Co., Inc., 4.35%, 1/17/2027		410,000	408,858
Jaguar Land Rover Automotive PLC, 3.875%, 3/01/2023	GBP	1,100,000	1,548,898
Lear Corp., 5.25%, 1/15/2025		$1,971,000	2,072,685
RCI Banque S.A., 1.25%, 6/08/2022	EUR	500,000	627,961
Volkswagen Bank GmbH, 0.75%, 6/15/2023		550,000	667,576
Volkswagen Leasing GmbH, 1.375%, 1/20/2025		1,000,000	1,231,394
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		$1,258,000	1,294,167
			$ 12,433,915
Banks & Diversified Financials (Covered Bonds) – 0.3%
BPER Banca, 5.125% to 5/31/2022. FLR to 5/31/2027	EUR	1,000,000	$ 1,267,592
CaixaBank S.A., 2.75% to 7/14/2023, FLR to 7/14/2028		600,000	755,616
			$ 2,023,208
Broadcasting – 0.4%
ProSiebenSat.1 Media SE, 2.625%, 4/15/2021	EUR	1,275,000	$ 1,639,413
SES S.A., 4.625% to 1/02/2022, FLR to 12/29/2166		730,000	943,158
			$ 2,582,571

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 0.5%
E*TRADE Financial Corp., 2.95%, 8/24/2022		$645,000	$ 628,406
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		604,000	601,830
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		993,000	1,004,801
TD Ameritrade Holding Corp., 3.3%, 4/01/2027		935,000	912,120
			$ 3,147,157
Building – 0.9%
Imerys S.A., 1.5%, 1/15/2027	EUR	700,000	$ 857,737
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		$447,000	428,520
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		630,000	605,155
Masco Corp., 4.45%, 4/01/2025		355,000	365,792
Masco Corp., 4.375%, 4/01/2026		1,580,000	1,615,392
Owens Corning, 4.4%, 1/30/2048		624,000	583,464
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		1,618,000	1,553,280
			$ 6,009,340
Business Services – 0.6%
Cisco Systems, Inc., 2.2%, 2/28/2021		$1,278,000	$ 1,255,031
Equinix, Inc., 5.75%, 1/01/2025		894,000	934,230
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		435,000	442,266
Fidelity National Information Services, Inc., 5%, 10/15/2025		126,000	135,062
Fidelity National Information Services, Inc., 3%, 8/15/2026		1,086,000	1,016,548
			$ 3,783,137
Cable TV – 1.0%
Charter Communications Operating LLC, 6.384%, 10/23/2035		$1,061,000	$ 1,197,983
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)		500,000	496,686
Shaw Communications, 5.65%, 10/01/2019	CAD	769,000	630,224
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)		$837,000	847,463
Sky PLC, 2.5%, 9/15/2026	EUR	1,050,000	1,386,998
Time Warner Cable, Inc., 4.5%, 9/15/2042		$356,000	321,589
VTR Finance B.V., 6.875%, 1/15/2024 (n)		1,477,000	1,539,772
			$ 6,420,715
Chemicals – 0.2%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$1,053,000	$ 998,417
Computer Software – 0.3%
Microsoft Corp., 4.1%, 2/06/2037		$1,823,000	$ 1,914,781
Computer Software - Systems – 0.5%
Apple, Inc., 4.5%, 2/23/2036		$2,300,000	$ 2,507,122
Apple, Inc., 3.6%, 7/31/2042	GBP	400,000	647,961
Apple, Inc., 4.25%, 2/09/2047		$276,000	284,440
			$ 3,439,523
Conglomerates – 0.6%
Colfax Corp., 3.25%, 5/15/2025	EUR	500,000	$ 618,716
Parker-Hannifin Corp., 4.1%, 3/01/2047		$581,000	588,659
Smiths Group PLC, 2%, 2/23/2027	EUR	800,000	1,005,998
Thyssenkrupp AG, 1.375%, 3/03/2022		1,145,000	1,409,472
			$ 3,622,845
Consumer Products – 0.5%
Essity AB , 1.125%, 3/27/2024	EUR	1,000,000	$ 1,233,084
Newell Brands, Inc., 3.75%, 10/01/2021 (z)		650,000	870,057
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		$1,173,000	1,087,530
			$ 3,190,671

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.9%
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	1,150,000	$ 1,437,688
IHS Markit Ltd., 4%, 3/01/2026 (n)		$320,000	310,400
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	380,000	495,091
Priceline Group, Inc., 1.8%, 3/03/2027		1,450,000	1,794,599
Priceline Group, Inc., 3.55%, 3/15/2028		$461,000	441,439
Visa, Inc., 4.3%, 12/14/2045		1,126,000	1,195,267
			$ 5,674,484
Containers – 0.4%
Ball Corp., 5.25%, 7/01/2025		$455,000	$ 477,750
Berry Global, Inc., 4.5%, 2/15/2026 (n)		695,000	675,887
DS Smith PLC, 1.375%, 7/26/2024	EUR	1,000,000	1,221,491
			$ 2,375,128
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 3.5%, 4/01/2022		$285,000	$ 282,833
Electronics – 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$610,000	$ 584,880
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	1,175,000	1,465,424
			$ 2,050,304
Emerging Market Quasi-Sovereign – 2.2%
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		$1,600,000	$ 1,582,890
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/2025 (n)		3,108,000	3,197,355
Gazprom OAO Via Gaz Capital S.A., 4.95%, 2/06/2028		1,562,000	1,598,032
Pertamina, 6%, 5/03/2042 (n)		1,600,000	1,724,130
Petrobras Global Finance B.V., 6.125%, 1/17/2022		2,972,000	3,127,584
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		1,420,000	1,573,953
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)		1,509,000	1,471,091
			$ 14,275,035
Emerging Market Sovereign – 3.3%
Dominican Republic, 8.625%, 4/20/2027		$1,328,000	$ 1,596,920
Government of Malaysia, 3.58%, 9/28/2018	MYR	26,200,000	6,706,484
Republic of Argentina, 5.625%, 1/26/2022		$1,500,000	1,527,750
Republic of Hungary, 5.375%, 2/21/2023		1,600,000	1,730,400
Republic of Indonesia, 2.875%, 7/08/2021	EUR	550,000	717,930
Republic of Indonesia, 2.15%, 7/18/2024 (z)		505,000	637,663
Republic of Paraguay, 6.1%, 8/11/2044 (n)		$1,460,000	1,606,000
Republic of South Africa, 10.5%, 12/21/2026	ZAR	16,226,000	1,577,233
Republic of South Africa, 7%, 2/28/2031		48,324,000	3,568,955
Russian Federation, 4.875%, 9/16/2023 (n)		$1,400,000	1,487,570
			$ 21,156,905
Energy - Independent – 0.3%
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)		$90,000	$ 90,000
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		1,700,000	1,647,368
			$ 1,737,368
Entertainment – 0.2%
Carnival Corp., 1.875%, 11/07/2022	EUR	1,120,000	$ 1,450,700
Financial Institutions – 0.2%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020		$150,000	$ 154,967
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		1,299,000	1,222,221
			$ 1,377,188

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.7%
Anheuser Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		$454,000	$ 462,877
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	650,000	771,919
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$1,879,000	1,873,803
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		796,000	836,483
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	575,000	718,915
Constellation Brands, Inc., 4.25%, 5/01/2023		$3,211,000	3,322,154
Constellation Brands, Inc., 4.75%, 12/01/2025		667,000	707,570
Kraft Heinz Foods Co., 5.2%, 7/15/2045		116,000	118,162
Kraft Heinz Foods Co., 4.375%, 6/01/2046		495,000	453,174
PepsiCo, Inc., 3.1%, 7/17/2022		1,888,000	1,898,572
			$ 11,163,629
Food & Drug Stores – 0.1%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	776,000	$ 655,276
Insurance – 0.5%
American International Group, Inc., 1.875%, 6/21/2027	EUR	330,000	$ 405,110
Old Mutual PLC, 7.875%, 11/03/2025	GBP	950,000	1,603,639
Unum Group, 4%, 3/15/2024		$1,000,000	1,014,932
			$ 3,023,681
Insurance - Health – 0.5%
Aetna, Inc., 2.8%, 6/15/2023		$1,038,000	$ 995,206
UnitedHealth Group, Inc., 4.625%, 7/15/2035		1,919,000	2,107,104
			$ 3,102,310
Insurance - Property & Casualty – 1.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$738,000	$ 724,283
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		318,000	314,382
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		740,000	733,771
CNA Financial Corp., 5.875%, 8/15/2020		1,000,000	1,066,092
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		1,149,000	1,182,136
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	300,000	398,801
Liberty Mutual Group, Inc., 2.75%, 5/04/2026		400,000	531,734
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		$1,000,000	1,003,031
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		414,000	426,895
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FLR to 5/24/2041	GBP	450,000	692,944
XLIT Ltd., 3.25% to 6/29/2027, FLR to 6/29/2047	EUR	830,000	1,035,384
			$ 8,109,453
International Market Quasi-Sovereign – 0.3%
BPRL International Singapore Pte Ltd., 4.375%, 1/18/2027		$1,500,000	$ 1,490,559
Israel Electric Corp. Ltd., 5.625%, 6/21/2018 (n)		769,000	775,352
			$ 2,265,911
International Market Sovereign – 30.5%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	6,414,000	$ 5,535,296
Commonwealth of Australia, 5.5%, 4/21/2023		7,526,000	6,711,066
Commonwealth of Australia, 2.75%, 11/21/2027		2,851,000	2,206,316
Commonwealth of Australia, 3.75%, 4/21/2037		580,000	484,532
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	843,000	1,669,191
Federal Republic of Germany, 4%, 1/04/2037		480,000	878,585
Federal Republic of Germany, 2.5%, 7/04/2044		1,496,000	2,332,315
Federal Republic of Germany, 2.5%, 8/15/2046		294,000	463,267
Government of Canada, 2.5%, 6/01/2024	CAD	3,549,000	2,826,201
Government of Canada, 5.75%, 6/01/2033		5,156,000	5,764,016
Government of Canada, 4%, 6/01/2041		2,242,000	2,240,480
Government of Canada , 0.5%, 3/01/2022		179,000	131,637
Government of Japan, 2.2%, 9/20/2027	JPY	740,050,000	8,368,228

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Government of Japan, 1.7%, 9/20/2032	JPY	591,200,000	$ 6,663,474
Government of Japan, 1.5%, 3/20/2034		1,594,000,000	17,600,856
Government of Japan, 2.4%, 3/20/2037		1,031,400,000	12,953,328
Government of Japan, 1.8%, 3/20/2043		656,100,000	7,735,702
Government of Japan, 2%, 3/20/2052		176,700,000	2,232,023
Government of New Zealand, 4.5%, 4/15/2027	NZD	5,105,000	4,130,366
Kingdom of Belgium, 4%, 3/28/2032	EUR	2,257,000	3,786,007
Kingdom of Spain, 5.4%, 1/31/2023		926,000	1,401,192
Kingdom of Spain, 5.15%, 10/31/2028		2,372,000	3,909,746
Kingdom of Spain, 4.7%, 7/30/2041		1,210,000	2,097,116
Kingdom Of Spain, 2.75%, 10/31/2024		3,050,000	4,173,139
Kingdom of Sweden, 3.5%, 6/01/2022	SEK	12,430,000	1,730,679
Republic of France, 1.75%, 5/25/2023	EUR	10,400,000	13,750,214
Republic of France, 0.75%, 5/25/2028		5,344,000	6,409,771
Republic of France, 4.75%, 4/25/2035		1,591,000	2,979,221
Republic of France, 4.5%, 4/25/2041		1,861,000	3,600,318
Republic of Italy, 3.75%, 3/01/2021		8,599,000	11,604,523
Republic of Italy, 5.5%, 9/01/2022		6,490,000	9,589,881
Republic of Italy, 2.5%, 12/01/2024		2,371,000	3,091,343
Republic of Italy, 2.05%, 8/01/2027		10,700,000	13,144,594
Republic of Portugal, 4.95%, 10/25/2023		5,161,000	7,687,211
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	314,000	539,635
United Kingdom Treasury, 4.25%, 6/07/2032		1,186,000	2,143,628
United Kingdom Treasury, 4.25%, 3/07/2036		1,407,000	2,646,992
United Kingdom Treasury, 3.25%, 1/22/2044		4,214,000	7,355,293
United Kingdom Treasury, 3.75%, 7/22/2052		874,000	1,797,391
United Kingdom Treasury, 4%, 1/22/2060		398,000	923,108
			$ 195,287,881
Local Authorities – 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	760,000	$ 716,338
Province of British Columbia, 2.3%, 6/18/2026		1,100,000	830,495
			$ 1,546,833
Major Banks – 5.5%
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)		$1,764,000	$ 1,761,160
Allied Irish Banks PLC, 4.125%, 11/26/2025	EUR	900,000	1,185,366
Bank of America Corp., 2.625%, 4/19/2021		$2,537,000	2,499,932
Bank of America Corp., 3.248%, 10/21/2027		3,164,000	3,007,272
Bank of New York Mellon Corp., 3.442% to 2/07/2027, FLR to 2/07/2028		1,341,000	1,316,036
Barclays Bank PLC, 6%, 1/14/2021	EUR	850,000	1,189,270
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	300,000	519,703
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$534,000	588,735
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR to 7/17/2025	EUR	800,000	970,292
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		$648,000	637,156
Goldman Sachs Group, Inc., 3.625%, 1/22/2023		1,831,000	1,845,051
Goldman Sachs Group, Inc., 4%, 3/03/2024		2,000,000	2,037,425
HSBC Holdings PLC, 4.375%, 11/23/2026		893,000	896,596
JPMorgan Chase & Co., 2.95%, 10/01/2026		2,405,000	2,260,117
JPMorgan Chase & Co., 3.54% to 5/01/2027, FLR to 5/01/2028		1,095,000	1,068,041
JPMorgan Chase & Co., 4.26% to 2/22/2047, FLR to 2/22/2048		1,157,000	1,153,207
Morgan Stanley, 2.2%, 12/07/2018		709,000	706,982
Morgan Stanley, 2.5%, 4/21/2021		749,000	736,186
Morgan Stanley, 5.5%, 7/28/2021		484,000	519,065
Morgan Stanley, 2.625%, 3/09/2027	GBP	500,000	684,347
Morgan Stanley, 3.95%, 4/23/2027		$1,850,000	1,819,158
Nationwide Building Society, 1.25%, 3/03/2025	EUR	700,000	877,356
PNC Bank N.A., 2.6%, 7/21/2020		$2,435,000	2,418,913
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		1,743,000	1,701,175

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	1,000,000	$ 1,254,027
UBS Group Funding (Switzerland) AG, 2.859% to 8/15/2022, FLR to 8/15/2023 (n)		$1,000,000	971,855
Wells Fargo & Co., 4.1%, 6/03/2026		476,000	476,720
			$ 35,101,143
Medical & Health Technology & Services – 1.5%
Becton, Dickinson and Co., 3.734%, 12/15/2024		$462,000	$ 454,977
Becton, Dickinson and Co., 4.685%, 12/15/2044		258,000	258,547
HCA, Inc., 5.25%, 6/15/2026		788,000	807,700
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		1,026,000	1,027,423
Life Technologies Corp., 6%, 3/01/2020		1,780,000	1,883,818
Northwell Healthcare, Inc., 3.979%, 11/01/2046		153,000	142,435
Northwell Healthcare, Inc., 4.26%, 11/01/2047		1,031,000	1,005,324
Quintiles IMS Holdings, Inc., 2.875%, 9/15/2025 (z)	EUR	950,000	1,143,122
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		$1,323,000	1,297,768
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		1,791,000	1,702,491
			$ 9,723,605
Medical Equipment – 0.0%
Teleflex, Inc. , 4.625%, 11/15/2027		$110,000	$ 107,250
Metals & Mining – 0.5%
Cameco Corp., 5.67%, 9/02/2019	CAD	775,000	$ 627,018
Glencore Finance Europe S.A., 1.25%, 3/17/2021	EUR	1,000,000	1,247,548
Kinross Gold Corp., 5.95%, 3/15/2024		$1,132,000	1,211,466
			$ 3,086,032
Midstream – 1.0%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$799,000	$ 831,195
Enterprise Products Operating LLC, 1.65%, 5/07/2018		887,000	886,215
MPLX LP, 4.5%, 4/15/2038		644,000	624,834
ONEOK, Inc., 4.95%, 7/13/2047		1,794,000	1,807,342
Sabine Pass Liquefaction, 4.2%, 3/15/2028		792,000	779,420
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		1,250,000	1,298,294
			$ 6,227,300
Mortgage-Backed – 8.9%
Fannie Mae, 4.26%, 12/01/2019		174,494	$ 179,151
Fannie Mae, 3.99%, 7/01/2021		448,003	462,531
Fannie Mae, 2.77%, 3/01/2022		354,678	352,915
Fannie Mae, 5%, 8/01/2040		920,647	999,866
Fannie Mae, 4%, 9/01/2040 - 2/01/2045		7,756,187	8,003,622
Fannie Mae, 4.5%, 2/01/2041 - 2/01/2046		9,803,226	10,348,634
Fannie Mae, 3.5%, 9/01/2045		2,095,563	2,094,210
Fannie Mae, FLR, 1.897% (U.S. LIBOR-1mo. + 0.34%), 4/25/2020		5,993,246	5,996,180
Freddie Mac, 1.883%, 5/25/2019		2,440,000	2,426,165
Freddie Mac, 2.637%, 1/25/2023		2,595,000	2,559,135
Freddie Mac, 3.32%, 2/25/2023		12,000	12,190
Freddie Mac, 3.064%, 8/25/2024		3,205,350	3,202,527
Freddie Mac, 2.673%, 3/25/2026		2,389,000	2,300,643
Freddie Mac, 3.243%, 4/25/2027		2,733,000	2,725,887
Freddie Mac, 3.117%, 6/25/2027		1,161,873	1,146,194
Freddie Mac, 3.194%, 7/25/2027		3,016,000	2,992,436
Freddie Mac, 3.244%, 8/25/2027		3,358,000	3,344,732
Freddie Mac, 3.187%, 9/25/2027		1,378,000	1,364,708
Freddie Mac, 3.35%, 1/25/2028		2,272,000	2,276,637
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		2,238,819	2,364,189
Freddie Mac, 5%, 7/01/2041		1,511,760	1,642,933

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 4%, 4/01/2044		116,939	$ 120,297
			$ 56,915,782
Municipals – 0.0%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027		$90,000	$ 90,193
Natural Gas - Distribution – 0.4%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$827,000	$ 796,185
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		1,600,000	1,624,000
			$ 2,420,185
Network & Telecom – 1.2%
AT&T, Inc., 1.8%, 9/05/2026	EUR	400,000	$ 494,972
AT&T, Inc., 4.9%, 8/14/2037		$728,000	729,534
AT&T, Inc., 4.25%, 6/01/2043	GBP	450,000	662,302
AT&T, Inc., 4.75%, 5/15/2046		$651,000	616,796
British Telecommunications PLC, 3.125%, 11/21/2031	GBP	550,000	744,192
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	800,000	981,085
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$1,600,000	1,622,877
Verizon Communications, Inc., 2.946%, 3/15/2022		2,046,000	2,018,110
			$ 7,869,868
Oil Services – 0.2%
Schlumberger Ltd., 2.65%, 11/20/2022 (n)		$1,230,000	$ 1,202,115
Oils – 0.2%
Phillips 66, 4.875%, 11/15/2044		$1,179,000	$ 1,240,687
Other Banks & Diversified Financials – 1.4%
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	600,000	$ 798,834
BPCE S.A., 5.25%, 4/16/2029	GBP	600,000	974,142
Capital One Financial Corp., 2.35%, 8/17/2018		$2,361,000	2,359,526
Citizens Bank N.A., 2.55%, 5/13/2021		569,000	557,652
Deutsche Bank AG, 1.875%, 2/28/2020	GBP	800,000	1,102,740
ING Groep N.V., 3.95%, 3/29/2027		$824,000	821,948
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	350,000	539,903
Islandsbanki, 1.75%, 9/07/2020	EUR	1,250,000	1,581,730
			$ 8,736,475
Personal Computers & Peripherals – 0.1%
Equifax, Inc., 2.3%, 6/01/2021		$524,000	$ 509,856
Pharmaceuticals – 0.7%
Celgene Corp., 2.875%, 8/15/2020		$2,480,000	$ 2,473,575
Celgene Corp., 2.75%, 2/15/2023		1,267,000	1,228,540
Gilead Sciences, Inc., 2.35%, 2/01/2020		530,000	526,831
			$ 4,228,946
Real Estate - Apartment – 0.2%
Grand City Properties S.A., 3.75% to 2/18/2022, FLR to 12/31/2049	EUR	900,000	$ 1,168,184
Real Estate - Office – 0.3%
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	1,000,000	$ 1,284,990
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026		550,000	667,434
			$ 1,952,424

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – 1.0%
Best Buy Co., Inc., 5.5%, 3/15/2021		$3,390,000	$ 3,604,043
Hanesbrands Finance, 3.5%, 6/15/2024 (z)	EUR	450,000	579,030
Home Depot, Inc., 3.35%, 9/15/2025		$2,338,000	2,325,759
			$ 6,508,832
Specialty Chemicals – 0.1%
Ecolab, Inc., 4.35%, 12/08/2021		$816,000	$ 852,292
Specialty Stores – 0.1%
Rallye S.A., 4.25%, 3/11/2019	EUR	600,000	$ 745,030
Supermarkets – 0.3%
Esselunga S.p.A., 1.875%, 10/25/2027	EUR	600,000	$ 739,155
Tesco PLC, 6.15%, 11/15/2037 (n)		$917,000	965,959
			$ 1,705,114
Supranational – 0.3%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	620,000	$ 486,788
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		590,000	494,291
International Finance Corp., 3.25%, 7/22/2019		855,000	675,127
			$ 1,656,206
Telecommunications - Wireless – 0.6%
American Tower Corp., REIT, 5%, 2/15/2024		$1,500,000	$ 1,599,417
Crown Castle International Corp., 5.25%, 1/15/2023		1,400,000	1,500,256
Crown Castle International Corp., 3.7%, 6/15/2026		508,000	489,989
			$ 3,589,662
Telephone Services – 0.1%
TELUS Corp., 5.05%, 7/23/2020	CAD	785,000	$ 647,974
Tobacco – 0.4%
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	600,000	$ 729,920
Reynolds American, Inc., 4%, 6/12/2022		$391,000	399,451
Reynolds American, Inc., 4.45%, 6/12/2025		1,491,000	1,534,893
			$ 2,664,264
Transportation - Services – 0.7%
Brambles Finance PLC, 1.5%, 10/04/2027	EUR	600,000	$ 734,445
Compagnie Financiere et Industrielle des Autoroutes S.A., 0.75%, 9/09/2028		700,000	804,207
Delhi International Airport, 6.125%, 10/31/2026 (n)		$750,000	780,000
Heathrow Funding Ltd., 1.875%, 7/12/2032	EUR	600,000	741,088
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	275,000	468,185
Transurban Finance Co., 1.75%, 3/29/2028	EUR	700,000	863,542
			$ 4,391,467
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 2.22%, 3/01/2033		$708,404	$ 687,912
U.S. Treasury Obligations – 11.2%
U.S. Treasury Bill, 0%, 1/31/2019		$13,079,000	$ 12,839,589
U.S. Treasury Bonds, 5.25%, 2/15/2029		3,055,000	3,728,890
U.S. Treasury Bonds, 4.5%, 2/15/2036		6,110,000	7,402,647
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)		2,328,000	2,859,257
U.S. Treasury Bonds, 3.625%, 2/15/2044		8,538,000	9,303,752
U.S. Treasury Bonds, 2.875%, 11/15/2046		2,644,000	2,514,898
U.S. Treasury Note, 2%, 1/31/2020 (f)		20,985,000	20,885,813

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2.125%, 12/31/2022		$12,790,000	$ 12,486,737
			$ 72,021,583
Utilities - Electric Power – 2.3%
Dominion Resources, Inc., 2.5%, 12/01/2019		$1,000,000	$ 991,698
Duke Energy Florida LLC, 3.2%, 1/15/2027		1,164,000	1,135,268
Emera U.S. Finance LP, 2.7%, 6/15/2021		321,000	314,889
Emera U.S. Finance LP, 3.55%, 6/15/2026		367,000	353,291
Enel Finance International S.A., 4.75%, 5/25/2047 (n)		1,190,000	1,213,126
Enel S.p.A., 8.75% to 9/24/23, FLR to 9/24/2073 (n)		1,000,000	1,203,000
Enel S.p.A., 6.625% to 9/15/2021, FLR to 9/15/2076	GBP	390,000	610,202
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		$1,920,000	1,953,264
Exelon Corp., 3.497%, 6/01/2022		506,000	505,299
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	600,000	980,064
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		$1,252,000	1,224,618
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		719,000	692,037
PPL Capital Funding, Inc., 3.1%, 5/15/2026		1,086,000	1,029,904
PPL Capital Funding, Inc., 5%, 3/15/2044		750,000	822,819
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,624,000	1,611,759
			$ 14,641,238
Total Bonds			$615,792,864
Floating Rate Loans (g)(r) – 0.4%
Automotive – 0.1%
Allison Transmission, Inc., Term Loan B, 3.65%, 9/23/2022		$654,150	$ 659,601
Gaming & Lodging – 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 3.621%, 10/25/2023		$869,466	$ 873,813
Medical & Health Technology & Services – 0.2%
DaVita Healthcare Partners, Inc., Term Loan B, 4.398%, 6/24/2021		$1,147,243	$ 1,153,935
Total Floating Rate Loans			$ 2,687,349
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 1.52% (v)		9,846,634	$ 9,845,649
Other Assets, Less Liabilities – 2.0%			12,827,541
Net Assets – 100.0%			$641,153,403
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $9,845,649 and $618,480,213, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $57,094,650, representing 8.9% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Portfolio of Investments (unaudited) – continued
Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 2.588% (LIBOR-1mo. + 1%), 6/15/2028	6/14/16	$1,104,232	$1,107,872
Hanesbrands Finance, 3.5%, 6/15/2024	5/19/16	503,865	579,030
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	336,574	398,801
Newell Brands, Inc., 3.75%, 10/01/2021	9/13/16	794,623	870,057
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 3.384% (LIBOR-3mo. + 1.4%), 1/25/2031	2/07/18	3,084,000	3,084,000
Quintiles IMS Holdings, Inc., 2.875%, 9/15/2025	10/18/17	1,137,913	1,143,122
Republic of Indonesia, 2.15%, 7/18/2024	7/11/17	577,929	637,663
Total Restricted Securities			$7,820,545
% of Net assets			1.3%
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
NATL	National Public Finance Guarantee Corp.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand

Derivative Contracts at 2/28/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CHF	3,586,000	USD	3,668,942	Barclays Bank PLC	3/28/2018	$137,728
CZK	14,293,000	USD	669,609	JPMorgan Chase Bank N.A.	3/28/2018	17,785
DKK	32,324,715	USD	5,203,991	Goldman Sachs International	3/28/2018	103,833
EUR	5,764,239	USD	7,046,174	Deutsche Bank AG	3/28/2018	1,251
EUR	18,059,485	USD	21,723,032	Goldman Sachs International	3/28/2018	356,706
EUR	5,897,000	USD	7,208,892	JPMorgan Chase Bank N.A.	3/28/2018	849
JPY	135,000,000	USD	1,241,105	Citibank N.A.	3/28/2018	26,662
JPY	5,566,481,697	USD	49,664,856	Goldman Sachs International	3/28/2018	2,609,262

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	717,194,000	USD	6,485,909	JPMorgan Chase Bank N.A.	3/28/2018	$249,168
MXN	42,129,463	USD	2,150,219	JPMorgan Chase Bank N.A.	3/28/2018	74,931
NOK	111,216,546	USD	13,718,244	Goldman Sachs International	3/28/2018	377,740
NZD	10,097,791	USD	7,241,126	Deutsche Bank AG	3/28/2018	39,618
PLN	5,021,000	USD	1,431,708	JPMorgan Chase Bank N.A.	3/28/2018	36,006
SGD	1,705,000	USD	1,278,625	Morgan Stanley Capital Services, Inc.	3/28/2018	8,866
THB	64,882,000	USD	2,033,504	JPMorgan Chase Bank N.A.	3/16/2018	27,498
USD	2,111,281	AUD	2,670,000	Deutsche Bank AG	3/28/2018	37,426
USD	1,463,312	AUD	1,859,637	Goldman Sachs International	3/28/2018	18,886
USD	10,274,025	AUD	13,073,120	JPMorgan Chase Bank N.A.	3/28/2018	119,809
USD	6,477,364	AUD	8,100,000	Merrill Lynch International	3/28/2018	185,894
USD	3,205,685	CAD	4,047,000	Citibank N.A.	3/28/2018	50,148
USD	5,340,625	CAD	6,656,128	Merrill Lynch International	3/28/2018	150,692
USD	6,404,479	CHF	5,981,000	Merrill Lynch International	3/28/2018	55,429
USD	1,745,708	EUR	1,400,000	Barclays Bank PLC	3/28/2018	34,051
USD	2,313,243	EUR	1,863,439	Brown Brothers Harriman	3/28/2018	34,979
USD	639,540	EUR	522,000	Citibank N.A.	3/28/2018	1,337
USD	493,274	EUR	400,519	Deutsche Bank AG	3/28/2018	3,596
USD	11,291,467	EUR	9,126,482	Goldman Sachs International	3/28/2018	133,323
USD	879,521	EUR	710,325	JPMorgan Chase Bank N.A.	3/28/2018	11,069
USD	576,223	GBP	414,000	Barclays Bank PLC	3/28/2018	5,524
USD	4,740,481	GBP	3,389,192	Deutsche Bank AG	3/28/2018	68,477
USD	2,508,129	GBP	1,791,000	JPMorgan Chase Bank N.A.	3/28/2018	39,234
USD	6,404,071	INR	417,174,000	JPMorgan Chase Bank N.A.	3/15/2018	10,479
USD	453,552	JPY	47,993,000	Barclays Bank PLC	3/28/2018	2,856
USD	533,778	MXN	10,000,000	Citibank N.A.	3/28/2018	5,608
USD	676,095	NOK	5,302,000	Barclays Bank PLC	3/28/2018	4,101
USD	2,194,388	NOK	17,163,000	Goldman Sachs International	3/28/2018	19,088
USD	5,154,096	NOK	40,414,000	JPMorgan Chase Bank N.A.	3/28/2018	31,881
USD	761,323	NOK	5,943,000	UBS AG	3/28/2018	8,086
USD	945,080	NOK	7,378,000	UBS AG	3/28/2018	9,965
USD	774,612	NZD	1,065,000	Citibank N.A.	3/28/2018	6,722
USD	1,807,166	NZD	2,485,000	Deutsche Bank AG	3/28/2018	15,423
USD	3,239,986	NZD	4,434,000	Goldman Sachs International	3/28/2018	42,968
USD	3,880,680	NZD	5,336,000	JPMorgan Chase Bank N.A.	3/28/2018	33,299
USD	1,103,796	SEK	8,703,000	Citibank N.A.	3/28/2018	51,335
USD	2,864,880	SEK	23,116,000	Deutsche Bank AG	3/28/2018	69,442
USD	11,666,566	SEK	93,847,000	JPMorgan Chase Bank N.A.	3/28/2018	317,568
USD	1,615,337	ZAR	18,927,554	Citibank N.A.	3/28/2018	17,061
USD	401,762	ZAR	4,701,962	JPMorgan Chase Bank N.A.	3/28/2018	4,721
						$ 5,668,380
Liability Derivatives
AUD	7,500,000	USD	6,010,734	JPMorgan Chase Bank N.A.	3/28/2018	$(185,298)
CHF	3,388,000	USD	3,638,502	Citibank N.A.	3/28/2018	(42,016)
CHF	3,032,000	USD	3,262,504	Goldman Sachs International	3/28/2018	(43,925)
EUR	4,212,404	USD	5,221,941	Deutsche Bank AG	3/28/2018	(71,808)
GBP	4,600,000	USD	6,445,336	Citibank N.A	3/28/2018	(104,232)
GBP	4,678,000	USD	6,556,689	Citibank N.A.	3/28/2018	(108,062)
GBP	1,125,165	USD	1,564,233	Deutsche Bank AG	3/28/2018	(13,192)
GBP	300,000	USD	423,025	Goldman Sachs International	3/28/2018	(9,475)
GBP	221,000	USD	306,714	State Street Bank Corp.	3/28/2018	(2,065)
ILS	3,267,000	USD	952,269	Goldman Sachs International	3/28/2018	(11,610)
INR	417,175,000	USD	6,487,928	JPMorgan Chase Bank N.A.	3/15/2018	(94,321)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	247,833,438	USD	2,335,181	Goldman Sachs International	3/28/2018	$(7,809)
KRW	4,178,520,000	USD	3,903,882	JPMorgan Chase Bank N.A.	3/20/2018	(44,279)
KRW	4,316,292,000	USD	4,035,275	JPMorgan Chase Bank N.A.	3/22/2018	(48,273)
NOK	6,038,000	USD	781,319	Deutsche Bank AG	3/28/2018	(16,041)
NOK	12,543,000	USD	1,599,512	Goldman Sachs International	3/28/2018	(9,767)
NOK	44,550,000	USD	5,729,523	JPMorgan Chase Bank N.A.	3/28/2018	(83,097)
NZD	19,705,000	USD	14,476,302	Goldman Sachs International	3/28/2018	(268,536)
RUB	40,717,000	USD	720,432	JPMorgan Chase Bank N.A.	3/26/2018	(331)
SEK	60,381,926	USD	7,506,921	Deutsche Bank AG	3/28/2018	(204,882)
USD	3,233,650	DKK	20,094,203	Brown Brothers Harriman	3/28/2018	(65,884)
USD	3,143,837	EUR	2,623,887	Goldman Sachs International	3/28/2018	(64,158)
USD	1,600,103	GBP	1,181,147	JPMorgan Chase Bank N.A.	3/28/2018	(28,109)
USD	965,410	JPY	104,664,000	Barclays Bank PLC	3/28/2018	(17,476)
USD	3,638,057	JPY	402,377,000	Deutsche Bank AG	3/28/2018	(140,614)
USD	2,855,508	JPY	315,836,000	JPMorgan Chase Bank N.A.	3/28/2018	(110,468)
USD	6,699,242	NOK	53,000,000	Deutsche Bank AG	3/28/2018	(18,167)
USD	4,209,536	NZD	5,870,737	JPMorgan Chase Bank N.A.	3/28/2018	(23,404)
USD	77,656	ZAR	970,000	JPMorgan Chase Bank N.A.	3/28/2018	(4,252)
						$(1,841,551)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	197	$23,649,234	June – 2018	$13,396
U.S. Treasury Note Ultra	Short	USD	246	31,503,375	June – 2018	26,013
						$ 39,409
Liability Derivatives
Interest Rate Futures
German Euro Bund 10 yr	Short	EUR	50	$9,725,840	March – 2018	$(65,392)
At February 28, 2018, the fund had cash collateral of $50,000 and other liquid securities with an aggregate value of $680,402 to cover any collateral or margin obligations for securities sold short and certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Concentration
The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At February 28, 2018, the fund did not have more than 25% of its assets invested in any one industry.
(2) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of February 28, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$72,709,495	$—	$72,709,495
Non-U.S. Sovereign Debt	—	236,223,667	—	236,223,667
Municipal Bonds	—	90,193	—	90,193
U.S. Corporate Bonds	—	135,821,820	—	135,821,820
Residential Mortgage-Backed Securities	—	56,915,782	—	56,915,782
Commercial Mortgage-Backed Securities	—	13,887,078	—	13,887,078
Asset-Backed Securities (including CDOs)	—	22,192,005	—	22,192,005
Foreign Bonds	—	77,952,824	—	77,952,824
Floating Rate Loans	—	2,687,349	—	2,687,349
Mutual Funds	9,845,649	—	—	9,845,649
Total	$9,845,649	$618,480,213	$—	$628,325,862
Other Financial Instruments
Futures Contracts - Assets	$39,409	$—	$—	$39,409
Futures Contracts - Liabilities	(65,392)	—	—	(65,392)
Forward Foreign Currency Exchange Contracts - Assets	—	5,668,380	—	5,668,380
Forward Foreign Currency Exchange Contracts - Liabilities	—	(1,841,551)	—	(1,841,551)
For further information regarding security characteristics, see the Portfolio of Investments.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	88,041,671	47,671,150	(125,866,187)	9,846,634
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(3,074)	$3,483	$—	$180,465	$9,845,649

(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2018, are as follows:
United States	52.0%
Japan	9.0%
Italy	7.3%
France	5.1%
United Kingdom	4.9%
Australia	2.9%
Canada	2.7%
Spain	2.3%
Portugal	1.2%
Other Countries	12.6%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: April 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: April 13, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 13, 2018

*	Print name and title of each signing officer under his or her signature.